Commitments and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Commitments And Contingent Liabilities [Line Items]
Rent expenses		$ 2,966	$ 2,335	$ 2,442
Aggregate contingent liability to the authority	$ 12,513	12,513	12,221
Royalty payments to the authority		$ 100	$ 112	$ 86
Collective Bargaining Arrangements [Member]
Commitments And Contingent Liabilities [Line Items]
Employees Committee Agreement term		3 years
Employees Committee Agreement renewal term		1 year
Israel Tax Authority
Commitments And Contingent Liabilities [Line Items]
Tax assessment amount (before interest, linkage and penalties)	40,782	$ 40,782
Unutilized capital loss amount		$ 74,551
Settlement with ITA to pay reduced tax assessment	$ 15,000
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel		3.00%
Percent of the weighted-average of the average manufacturer prices		175.00%
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel		3.50%